Share capital and contributed surplus - Share capital and contributed surplus narrative (Details) $ in Thousands					12 Months Ended
	Oct. 02, 2017	Jul. 11, 2017	Feb. 16, 2017	Oct. 03, 2016	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2017 CAD ($) shares award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $					$ 2,950	$ 5,867
Award vesting period	4 years	4 years	4 years	4 years
PSUs outstanding (in shares)					338,665	0
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $					$ 2,159	$ 4,972
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $					$ 791	$ 895
Number of awards | award						2
Award vesting period					3 years
PSUs granted (in shares)					207,270	338,665
PSUs settled (in shares)					20,666
PSUs forfeited (in shares)					87,076
PSUs cancelled (in shares)					23,653